Redeemable Convertible Preferred Stock	6 Months Ended
Jul. 31, 2017
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The authorized, issued, and outstanding shares of redeemable convertible preferred stock as of January 31, 2016 and 2017 are as follows (in thousands, except shares):

	Shares Authorized, Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	12,936,594	$5,000	$4,909
Series B	12,314,006	6,000	5,945
Series C	8,951,868	24,000	23,899
Series D	8,965,178	40,000	39,902
Series E	8,756,093	65,000	64,891
Series F	10,989,008	160,000	155,039
Series F-1	11,994,668	370,875	363,102
	74,907,415	$670,875	$657,687

Immediately prior to the closing of the IPO, on May 3, 2017, all 74,907,415 shares of our then-outstanding redeemable convertible preferred stock automatically converted into shares of common stock and we reclassified $657.7 million from temporary equity to additional paid in capital on our consolidated balance sheet.
The holders of redeemable convertible preferred stock, or preferred stock, have various rights and preferences as follows:
Dividends
The holders of shares of preferred stock are entitled to receive dividends at the rate of 8% per annum of the preferred stock price per share on each outstanding share of preferred stock (as adjusted for any stock dividends, combinations, or splits with respect to such shares). Dividends are payable in preference and priority to any payment of any dividend on our common stock. Such dividends are payable only when and if declared by the board of directors, but only out of funds that are legally available, and are non‑cumulative. Thereafter, any dividends or other non‑liquidating distribution by us to our stockholders shall be distributed among the holders of the shares of common stock and preferred stock on an as converted basis. No dividends have been declared through January 31, 2017.
Conversion
Each share of preferred stock is convertible, at the option of the holder, into a number of fully paid and non‑assessable shares of common stock on a one‑for‑one basis. The conversion rate is subject to adjustment from time to time for the effect of a stock split, stock dividend, or other similar distribution. Additionally, conversion is automatic upon the closing of a qualified public offering of common stock, with net proceeds of at least $50.0 million after commissions and underwriting discounts.
Liquidation
In the event of our liquidation, sale, dissolution, or winding up, whether voluntary or involuntary, the holders of preferred stock are entitled to receive, prior and in preference to any distribution of our assets to the holders of common stock, an amount equal to the liquidation preference per share, plus any declared but unpaid dividends with respect to such shares. If the proceeds are less than the liquidation amount, the payments will be allocated to each Series in proportion to the respective liquidation preference amounts if paid in full.
After payment has been made to the holders of preferred stock of the full amounts to which they are entitled, the holders of common stock shall be entitled to receive our remaining assets pro rata based on the number of shares of common stock held by each holder.
Voting
The holders of preferred stock are entitled to one vote for each share of common stock that would be held, on an as‑converted basis. Generally, preferred stockholders vote with common stockholders as a single class. The Series A, B, and F‑1 preferred stockholders, each as a separate class, elect a director. The common stockholders as a class elect two directors. All other directors are elected by all stockholders, both preferred and common, voting together on an as‑converted basis.
Redemption
Although our preferred stock is not mandatorily or currently redeemable, they are classified outside of stockholders’ deficit because they are potentially redeemable upon certain events outside of our control, including a greater than 50% change in control or our liquidation, sale, dissolution, or winding up. The carrying values of preferred stock have not been accreted to their redemption values as these events are not considered probable of occurrence. Subsequent adjustments of the carrying values to redemption values will be made only if and when it becomes probable redemption will occur.